Exhibit 99.1

World Omni Auto Receivables Trust 2021-A
Monthly Servicer Certificate
June 30, 2021

Dates Covered
Collections Period	06/01/21 - 06/30/21
Interest Accrual Period	06/15/21 - 07/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/21	935,848,450.77	41,679
Yield Supplement Overcollateralization Amount 05/31/21	45,173,596.75	0
Receivables Balance 05/31/21	981,022,047.52	41,679
Principal Payments	37,508,525.92	1,222
Defaulted Receivables	713,699.27	32
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/21	42,930,826.79	0
Pool Balance at 06/30/21	899,868,995.54	40,425

Pool Statistics	$ Amount	# of Accounts
Pool Factor	81.45%
Prepayment ABS Speed	1.81%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	3,533,956.03	164
Past Due 61-90 days	917,334.30	43
Past Due 91-120 days	151,524.57	9
Past Due 121+ days	0.00	0
Total	4,602,814.90	216

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.49%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.11%
Delinquency Trigger Occurred	NO

Recoveries	584,023.03
Aggregate Net Losses/(Gains) - June 2021	129,676.24
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.16%
Prior Net Losses Ratio	0.29%
Second Prior Net Losses Ratio	0.36%
Third Prior Net Losses Ratio	0.21%
Four Month Average	0.26%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.08%

Overcollateralization Target Amount	10,348,493.45
Actual Overcollateralization	10,348,493.45
Weighted Average APR	3.64%
Weighted Average APR, Yield Adjusted	5.79%
Weighted Average Remaining Term	56.74

Flow of Funds	$ Amount
Collections	41,052,530.70
Investment Earnings on Cash Accounts	619.29
Servicing Fee	(817,518.37)
Transfer to Collection Account	0.00
Available Funds	40,235,631.62

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	191,613.77
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	17,616.00
(5) Noteholders' Second Priority Principal Distributable Amount	8,697,198.05
(6) Class C Interest	12,252.33
(7) Noteholders' Third Priority Principal Distributable Amount	16,520,000.00
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	10,348,493.45
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	4,448,458.02

Total Distributions of Available Funds	40,235,631.62

Servicing Fee	817,518.37
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Note Balance @ 06/15/21	925,086,193.59
Principal Paid	35,565,691.50
Note Balance @ 07/15/21	889,520,502.09

Class A-1
Note Balance @ 06/15/21	21,916,193.59
Principal Paid	21,916,193.59
Note Balance @ 07/15/21	0.00
Note Factor @ 07/15/21	0.0000000%

Class A-2
Note Balance @ 06/15/21	363,000,000.00
Principal Paid	13,649,497.91
Note Balance @ 07/15/21	349,350,502.09
Note Factor @ 07/15/21	96.2398077%

Class A-3
Note Balance @ 06/15/21	390,600,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	390,600,000.00
Note Factor @ 07/15/21	100.0000000%

Class A-4
Note Balance @ 06/15/21	100,020,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	100,020,000.00
Note Factor @ 07/15/21	100.0000000%

Class B
Note Balance @ 06/15/21	33,030,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	33,030,000.00
Note Factor @ 07/15/21	100.0000000%

Class C
Note Balance @ 06/15/21	16,520,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	16,520,000.00
Note Factor @ 07/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	221,482.10
Total Principal Paid	35,565,691.50
Total Paid	35,787,173.60

Class A-1
Coupon	0.13857%
Interest Paid	2,530.77
Principal Paid	21,916,193.59
Total Paid to A-1 Holders	21,918,724.36

Class A-2
Coupon	0.17000%
Interest Paid	51,425.00
Principal Paid	13,649,497.91
Total Paid to A-2 Holders	13,700,922.91

Class A-3
Coupon	0.30000%
Interest Paid	97,650.00
Principal Paid	0.00
Total Paid to A-3 Holders	97,650.00

Class A-4
Coupon	0.48000%
Interest Paid	40,008.00
Principal Paid	0.00
Total Paid to A-4 Holders	40,008.00

Class B
Coupon	0.64000%
Interest Paid	17,616.00
Principal Paid	0.00
Total Paid to B Holders	17,616.00
Class C
Coupon	0.89000%
Interest Paid	12,252.33
Principal Paid	0.00
Total Paid to C Holders	12,252.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2016829
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	32.3863259
Total Distribution Amount	32.5880088

A-1 Interest Distribution Amount	0.0129783
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	112.3907364
Total A-1 Distribution Amount	112.4037147

A-2 Interest Distribution Amount	0.1416667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	37.6019226
Total A-2 Distribution Amount	37.7435893

A-3 Interest Distribution Amount	0.2500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.2500000

A-4 Interest Distribution Amount	0.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.4000000

B Interest Distribution Amount	0.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.5333333

C Interest Distribution Amount	0.7416665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.7416665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	244.54
Noteholders' Third Priority Principal Distributable Amount	464.49
Noteholders' Principal Distributable Amount	290.97

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/21	5,504,632.16
Investment Earnings	316.71
Investment Earnings Paid	(316.71)
Deposit/(Withdrawal)	-
Balance as of 07/15/21	5,504,632.16
Change	-

Required Reserve Amount	5,504,632.16

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,899,842.46	$3,775,652.57	$3,658,231.98
Number of Extensions	169	122	116
Ratio of extensions to Beginning of Period Receivables Balance	0.50%	0.37%	0.35%